CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' (DEFICIT) EQUITY - USD ($) $ in Thousands	Convertible Preferred Shares Series A convertible preferred shares	Convertible Preferred Shares Series B convertible preferred shares	Convertible Preferred Shares	Ordinary Shares	Additional Paid-in Capital	Accumulated other Comprehensive loss	Accumulated deficit	Series A convertible preferred shares	Series B convertible preferred shares	Total
Balance as of beginning at Dec. 31, 2019			$ 0
Balance as of beginning (in shares) at Dec. 31, 2019			0
Convertible Preferred Shares
Issuance of preferred shares	$ 6,792	$ 23,000
Issuance of preferred shares (in shares)	1,833,892	5,443,272
Issuance of Series A preferred shares upon conversion of convertible promissory notes	$ 2,014
Issuance of Series A preferred shares upon conversion of convertible promissory notes (in shares)	543,750
Balance as of ending at Dec. 31, 2020			$ 31,806
Balance as of ending (in shares) at Dec. 31, 2020			7,820,914
Balance as of beginning at Dec. 31, 2019				$ 1	$ 8,114	$ (50)	$ (11,804)			$ (3,739)
Balance as of beginning (in shares) at Dec. 31, 2019				7,840,321
Ordinary Shares
Issuance of ordinary shares					500					500
Issuance of ordinary shares (in shares)				500,000
Issuance of ordinary shares upon conversion of other payable due to related parties					500					500
Issuance of ordinary shares upon conversion of other payable due to related parties (in shares)				500,000
Exercise of share options					86					86
Exercise of share options (in shares)				727,676
Share-based compensation expense					1,363					1,363
Net loss							(5,753)			(5,753)
Foreign currency translation adjustment						6				6
Balance as of ending at Dec. 31, 2020				$ 1	10,563	(44)	(17,557)			(7,037)
Balance as of ending (in shares) at Dec. 31, 2020				9,567,997
Balance as of ending at Dec. 31, 2021			$ 31,806					$ 8,806	$ 23,000	$ 31,806
Balance as of ending (in shares) at Dec. 31, 2021			7,820,914					2,377,642	5,443,272	7,820,914
Ordinary Shares
Exercise of share options					232					$ 232
Exercise of share options (in shares)				706,406
Share-based compensation expense					1,530					1,530
Net loss							(9,666)			(9,666)
Foreign currency translation adjustment						(152)				(152)
Balance as of ending at Dec. 31, 2021				$ 1	12,325	(196)	(27,223)			(15,093)
Balance as of ending (in shares) at Dec. 31, 2021				10,274,403
Convertible Preferred Shares
Conversion of preferred shares			$ (31,806)	$ 1	31,805					31,806
Conversion of preferred shares (in shares)			(7,820,914)	7,820,914
Balance as of ending at Dec. 31, 2022			$ 0
Balance as of ending (in shares) at Dec. 31, 2022			0					0	0
Ordinary Shares
Issuance of ordinary shares				$ 1	36,145					36,146
Issuance of ordinary shares (in shares)				6,772,091
Conversion of preferred shares			$ (31,806)	$ 1	31,805					31,806
Conversion of preferred shares (in shares)			(7,820,914)	7,820,914
Exercise of share options					3					3
Exercise of share options (in shares)				31,500
Share-based compensation expense					1,483					1,483
Net loss							(12,648)			(12,648)
Foreign currency translation adjustment						(196)				(196)
Balance as of ending at Dec. 31, 2022				$ 3	$ 81,761	$ (392)	$ (39,871)			$ 41,501
Balance as of ending (in shares) at Dec. 31, 2022				24,898,908